Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended	24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2025
Cohen & Steers Real Assets Fund, Inc. | Class A
Account Value [Line Items]
Line Graph and Table Measure Name											Class A
Accumulated Value	$ 9,550	$ 10,695	$ 11,371	$ 10,392	$ 12,179	$ 12,031	$ 14,816	$ 14,463	$ 14,962	$ 15,557	$ 18,266
Cohen & Steers Real Assets Fund, Inc. | Class C
Account Value [Line Items]
Line Graph and Table Measure Name											Class C
Accumulated Value	10,000	11,128	11,738	10,661	12,400	12,177	14,909	14,454	14,870	15,351	$ 17,905
Cohen & Steers Real Assets Fund, Inc. | Class I
Account Value [Line Items]
Line Graph and Table Measure Name											Class I
Accumulated Value	100,000	112,320	119,751	109,800	129,102	128,008	158,247	155,014	160,997	167,975	$ 197,863
Cohen & Steers Real Assets Fund, Inc. | Class R
Account Value [Line Items]
Line Graph and Table Measure Name											Class R
Accumulated Value	10,000	11,190	11,860	10,826	12,665	12,498	15,368	14,981	15,486	16,071	$ 18,842
Cohen & Steers Real Assets Fund, Inc. | Class Z
Account Value [Line Items]
Line Graph and Table Measure Name											Class Z
Accumulated Value	10,000	11,248	11,980	10,995	12,917	12,807	15,839	15,515	16,115	16,815	$ 19,796
Cohen & Steers Real Assets Fund, Inc. | Class A | MSCI World Index - net
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI World Index - net
Accumulated Value	10,000	10,751	13,159	12,013	15,337	17,776	21,654	17,726	21,942	26,039	$ 31,532
Cohen & Steers Real Assets Fund, Inc. | Class C | MSCI World Index - net
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI World Index - net
Accumulated Value	10,000	10,751	13,159	12,013	15,337	17,776	21,654	17,726	21,942	26,039	$ 31,532
Cohen & Steers Real Assets Fund, Inc. | Class I | MSCI World Index - net
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI World Index - net
Accumulated Value	100,000	107,511	131,593	120,129	153,369	177,759	216,541	177,257	219,421	260,389	$ 315,316
Cohen & Steers Real Assets Fund, Inc. | Class R | MSCI World Index - net
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI World Index - net
Accumulated Value	10,000	10,751	13,159	12,013	15,337	17,776	21,654	17,726	21,942	26,039	$ 31,532
Cohen & Steers Real Assets Fund, Inc. | Class Z | MSCI World Index - net
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI World Index - net
Accumulated Value	10,000	10,751	13,159	12,013	15,337	17,776	21,654	17,726	21,942	26,039	$ 31,532
Cohen & Steers Real Assets Fund, Inc. | Class A | Blended Benchmark
Account Value [Line Items]
Line Graph and Table Measure Name											Blended Benchmark1
Accumulated Value	10,000	11,179	12,267	11,340	13,199	12,921	15,650	15,163	15,644	16,257	$ 19,006
Cohen & Steers Real Assets Fund, Inc. | Class C | Blended Benchmark
Account Value [Line Items]
Line Graph and Table Measure Name											Blended Benchmark1
Accumulated Value	10,000	11,179	12,267	11,340	13,199	12,921	15,650	15,163	15,644	16,257	$ 19,006
Cohen & Steers Real Assets Fund, Inc. | Class I | Blended Benchmark
Account Value [Line Items]
Line Graph and Table Measure Name											Blended Benchmark1
Accumulated Value	100,000	111,788	122,671	113,398	131,994	129,215	156,500	151,629	156,442	162,573	$ 190,059
Cohen & Steers Real Assets Fund, Inc. | Class R | Blended Benchmark
Account Value [Line Items]
Line Graph and Table Measure Name											Blended Benchmark1
Accumulated Value	10,000	11,179	12,267	11,340	13,199	12,921	15,650	15,163	15,644	16,257	$ 19,006
Cohen & Steers Real Assets Fund, Inc. | Class Z | Blended Benchmark
Account Value [Line Items]
Line Graph and Table Measure Name											Blended Benchmark1
Accumulated Value	$ 10,000	$ 11,179	$ 12,267	$ 11,340	$ 13,199	$ 12,921	$ 15,650	$ 15,163	$ 15,644	$ 16,257	$ 19,006